Expense Example, No Redemption - DELAWARE GROUP EQUITY FUNDS IV - A, C, R, and Institutional - Nomura Healthcare Fund - C	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 199
Expense Example, No Redemption, 3 Years	626
Expense Example, No Redemption, 5 Years	1,078
Expense Example, No Redemption, 10 Years	$ 2,334